SUBSEQUENT EVENTS (FY) (Details) $ in Thousands	1 Months Ended	3 Months Ended
	Jan. 31, 2024 USD ($) financial_instirution shares	Mar. 31, 2024 shares	Mar. 26, 2024 USD ($) financial_instirution shares
Subsequent Event [Line Items]
Class of warrant or right, issued during period (in shares)	100,000
Stock and warrants issued during the period to settle the merger transaction costs | $	$ 4,250
Number of financial institutions in which merger transaction costs were payable to | financial_instirution	3
Subsequent Event
Subsequent Event [Line Items]
Class of warrant or right, issued during period (in shares)			100,000
Stock and warrants issued during the period to settle the merger transaction costs | $			$ 4,250
Number of financial institutions in which merger transaction costs were payable to | financial_instirution			3
Common Class A
Subsequent Event [Line Items]
Common stock issued during period (in shares)	1,208,180	1,208,180
Common Class A | Subsequent Event
Subsequent Event [Line Items]
Common stock issued during period (in shares)			1,208,543